Note 22 - Other Liabilities - Post-employment Benefits (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Noncurrent post employment benefits		$ 108,936		$ 111,904
Post-employment benefits | Unfunded
Disclosure of defined benefit plans [line items]
Noncurrent post employment benefits		103,822		103,841
Values at the beginning of the year		103,841		115,774
Current service cost		6,810		5,728
Interest cost		7,610		5,997
Curtailments and settlements		(64)		(422)
Remeasurements		(4,228)	[1]	3,174	[2]
Translation differences		(5,657)		(3,716)
Benefits paid		(5,111)		(13,539)
Reclassified to current liabilities		(461)		(8,884)
Other		1,082		(271)
At the end of the year		103,822		103,841
Post-employment benefits | Funded
Disclosure of defined benefit plans [line items]
Noncurrent post employment benefits		5,114		8,063
Values at the beginning of the year		159,528		176,309
Current service cost		154		222
Interest cost		4,293		4,190
Remeasurements	[3]	(30,349)		(7,019)	[4]
Translation differences		(6,635)		356
Benefits paid		(10,374)		(14,530)
At the end of the year		116,617		159,528
Present value of funded obligations		116,617		159,528
Fair value of plan assets		(126,842)		(160,504)
Asset	[5]	$ (10,225)		$ (976)

[1]	For 2022 a gain of $0.1 million is attributable to demographic assumptions and a gain of $4.1 million to financial assumptions.
[2]	For 2021 a loss of $0.7 million is attributable to demographic assumptions and a loss of $2.5 million to financial assumptions.
[3]	For 2022 a gain of $4.8 million is attributable to demographic assumptions and a gain of $25.6 million to financial assumptions.
[4]	For 2021 a gain of $0.4 million is attributable to demographic assumptions and a gain of $6.6 million to financial assumptions.
[5]	In 2022 and 2021, $14.6 million and $9 million corresponding to plans with surplus balances that were reclassified within other non-current assets, respectively.